Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 57,128	$ 140,356
Restricted cash	4,626	6,932
Billed accounts receivable, net of allowance for doubtful accounts of US$14 and US$2,726 as of December 31, 2010 & 2011, respectively	47,834	43,072
Unbilled accounts receivable, net of allowance for doubtful accounts of US$390 and US$927 as of December 31,2010 & 2011, respectively	87,212	62,624
Term deposits	45,318	160
Inventories	576	1,634
Deferred costs	1,396	32
Deferred tax assets-current	1,930	1,088
Prepaid expenses and other current assets	15,757	11,420
Total current assets	261,777	267,318
Property and equipment, net	4,673	4,680
Intangible assets, net	18,250	26,631
Deferred tax assets-noncurrent	1,197	71
Project deposits	74	79
Rental deposits and other noncurrent assets	1,427	1,457
Goodwill	27,998	41,229
Total assets	315,396	341,465
Current liabilities:
Short term borrowings	8,847	11,566
Accounts payable	20,041	18,610
Deferred revenue	8,391	5,598
Income taxes payable	10,548	9,580
Accrued expenses and other payables	23,272	19,088
Consideration payable in connection with business
Consideration payable in connection with business acquisitions and debt extinguishment	5,132	15,594
Total current liabilities	76,231	80,036
Borrowings, less current portion	378	403
Deferred tax liabilities	2,871	4,303
Contingent consideration in relation to business acquisitions	2,822	2,307
Other non-current liabilities	1,006	1,139
Total liabilities	83,308	88,188
Commitments and contingencies (Note 21)
Camelot Information Systems Inc. shareholders' equity:
Ordinary shares (451,925,654 shares authorized as of December 31, 2010 and 2011; 179,610,128 shares issued and outstanding as of December 31, 2010; 182,762,475 shares issued and 177,621,367 shares outstanding as of December 31, 2011, respectively)
Additional paid-in capital	189,094	177,467
Statutory reserves	10,527	8,241
Retained earnings	10,440	53,550
Accumulated other comprehensive income	21,684	13,456
Total Camelot Information Systems Inc. shareholders' equity	231,745	252,714
Noncontrolling interest	343	563
Total equity	232,088	253,277
Total liabilities and equity	$ 315,396	$ 341,465